Schedule II - Condensed Financial Information of Parent - Loans to Subsidiaries (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries	$ 0	$ 0		$ 0
Parent Issuer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries	77.0	179.4		111.9
Interest income, operating	1.1	8.1	16.1
Parent Issuer | Cost of Funds
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to subsidiary, basis spread on variable rate	0.15%
Parent Issuer | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to subsidiary, reciprical interest rate	2.00%
Parent Issuer | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to subsidiary, reciprical interest rate	5.00%
Parent Issuer | ING Investment Management LLC | 10.34% Subsidiary Loan, Due 6/28/2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	(10.34%)
Loans to subsidiaries	6.4	7.9
Parent Issuer | ING Financial Products Company, Inc. | 0.81% Subsidiary Loan, Due 1/3/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	0.81%
Loans to subsidiaries	0	1.0
Parent Issuer | ING Financial Products Company, Inc. | 1.03% Subsidiary Loan, Due 1/3/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.03%
Loans to subsidiaries	0	24.0
Parent Issuer | ING Financial Products Company, Inc. | 1.03% Subsidiary Loan, Due 1/4/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.03%
Loans to subsidiaries	0	23.0
Parent Issuer | ING Financial Products Company, Inc. | 1.03% Subsidiary Loan, Due 1/6/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.03%
Loans to subsidiaries	0	32.0
Parent Issuer | ING Institutional Plan Services, LLC | 1.18% Subsidiary Loan, Due 1/3/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.18%
Loans to subsidiaries	0	4.0
Parent Issuer | ING Institutional Plan Services, LLC | 1.18% Subsidiary Loan, Due 1/4/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.18%
Loans to subsidiaries	0	4.0
Parent Issuer | ING Institutional Plan Services, LLC | 1.18% Subsidiary Loan, Due 1/12/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.18%
Loans to subsidiaries	0	10.0
Parent Issuer | ING Institutional Plan Services, LLC | 1.18% Subsidiary Loan, Due 1/13/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.18%
Loans to subsidiaries	0	20.0
Parent Issuer | ING Institutional Plan Services, LLC | 1.02% Subsidiary Loan, Due 1/3/2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.02%
Loans to subsidiaries	8.0	0
Parent Issuer | ING Institutional Plan Services, LLC | 1.12% Percent Subsidiary Loan, Due 1/14/2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.12%
Loans to subsidiaries	4.0	0
Parent Issuer | ING North America Insurance Corporation | 0.90% Subsidiary Loan, Due 1/3/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	0.90%
Loans to subsidiaries	0	23.5
Parent Issuer | ING North America Insurance Corporation | 0.90% Subsidiary Loan, Due 1/2/2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	0.90%
Loans to subsidiaries	53.6	0
Parent Issuer | ING Payroll Management, Inc. | 0.90% Subsidiary Loan, Due 1/3/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	0.90%
Loans to subsidiaries	0	6.0
Parent Issuer | SLDI | 1.18% Subsidiary Loan, Due 1/13/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.18%
Loans to subsidiaries	0	18.0
Parent Issuer | SLDI | 1.18% Subsidiary Loan, Due 1/6/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.18%
Loans to subsidiaries	0	6.0
Parent Issuer | SLDI | 1.12% Subsidiary Loan, Due 1/7/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.12%
Loans to subsidiaries	$ 5.0	$ 0